Deferred tax assets and liabilities - Schedule of Unrecognized Tax Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized income tax benefit	$ 112,725	$ 90,426	$ 57,746
Recognized income tax benefit	3,431	1,162	0
Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized income tax benefit	112,633	83,326	56,717
Other countries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized income tax benefit	92	7,100	1,029
Recognized income tax benefit	$ 3,431	$ 1,162	$ 0